Stock-Based Compensation - Schedule of Stock Option (Detail) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual term (years)	10 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Common stock options	680,304	400,922
Granted	166,051	342,520
Exercised	(4,923)	(6,314)
Forfeited or expired	(123,338)	(56,824)
Ending Balance Common stock options	718,094	680,304
Exercisable Common stock options	328,849
Beginning Balance (Weighted-average)	$ 1.35	$ 0.73
Granted (Weighted-average)	2.09	2.07
Exercised (Weighted-average)	2.07	0
Forfeited / expired (Weighted-average)	0.44	1.62
Ending Balance (Weighted-average)	1.67	$ 1.35
Exercisable - (Weighted-average)	$ 1.33
Weighted-average remaining contractual term (years)	9 years 4 months 24 days	9 years 4 months 24 days
Exercisable - Weighted-average remaining contractual term (years)	7 years 11 months 8 days
Outstanding Aggregate Intrinsic Value	$ 304,006
Exercisable Aggregate Intrinsic Value	$ 251,094